Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Significant Accounting Policies	Significant Accounting Policies
Basis of presentation
The unaudited consolidated financial statements include the results of Pelagos and its subsidiaries and have been prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”) for interim financial information and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete financial statements. These unaudited financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2025, in Pelagos’ Form 20-F filed with the Securities and Exchange Commission on March 5, 2026.
All intercompany balances and transactions have been eliminated on consolidation. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates and assumptions. In the opinion of management, the accompanying unaudited interim consolidated financial statements reflect all adjustments (consisting of normally recurring accruals) necessary for a fair statement of results on an interim basis. The results of any interim period are not necessarily indicative of the results for a full year or any future periods. The consolidated financial statements have been prepared on a going concern basis.
Reporting currency
The financial information is reported in United States dollars (“U.S. dollars” or “$”), expressed in millions, except for share and per share amounts.
Significant Accounting Policies
There were no notable changes to the Company’s significant accounting policies subsequent to December 31, 2025.